Disposal of finance business - Consideration and other receivables (Details) - Finance Business Unit - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current:
- Consideration receivable for original capital contribution to the Finance Business	¥ 171,000	¥ 57,000
- Automobile Financing Receivables	132,000	0
- Guarantee fees receivable	15,638	0
- Others	14,924	25,725
Total	333,562	82,725
Non-current:
- Consideration receivable for original capital contribution to the Finance Business	0	171,000
- Automobile Financing Receivables	0	132,000
- Profit participation right	150,908	150,908
- Others	40,147	37,748
Total	¥ 191,055	¥ 491,656